Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,005,211	$ 767,082	¥ 4,387,345
Restricted cash	9,993	1,531	6,589
Short-term investments (including short-term investments measured at fair value of RMB642,759 and nil as of December 31, 2019 and 2020, respectively)	114,928	17,613	671,259
Accounts receivable, net of allowance for credit losses of nil and nil as of December 31, 2019 and 2020	434,458	66,584	219,566
Amounts due from related parties, net of allowance for credit losses of nil and RMB4,006 as of December 31, 2019 and 2020, respectively	520,178	79,721	548,704
Loan receivables, net of allowance for credit losses of RMB5,147 and RMB5,863 as of December 31, 2019 and 2020, respectively	418,947	64,206	654,060
Other current assets	199,447	30,567	243,701
Total current assets	6,703,162	1,027,304	6,731,224
Long-term investments (including long-term investments measured at fair value of RMB531,359 and RMB373,678, as of December 31, 2019 and 2020, respectively)	536,384	82,205	881,091
Investment in affiliates	1,264,685	193,821	1,272,261
Property and equipment, net	248,669	38,110	296,320
Operating lease right-of-use assets, net	274,154	42,016	352,186
Deferred tax assets	224,240	34,366	167,430
Other non-current assets	148,292	22,726	102,092
Total Assets	9,399,586	1,440,548	9,802,604
Current liabilities: (including amounts of the consolidated VIEs without recourse to Noah Holdings Ltd. See Note 2(b))
Accrued payroll and welfare expenses	705,622	108,141	555,719
Income tax payable	140,777	21,575	126,743
Deferred revenues	71,613	10,975	100,693
Other current liabilities	432,650	66,306	721,898
Contingent liabilities	530,433	81,292
Total current liabilities	1,881,095	288,289	1,505,053
Deferred tax liabilities	45,881	7,032	56,401
Operating lease liabilities, non-current	194,384	29,791	362,757
Other non-current liabilities	855	131	3,433
Total Liabilities	2,122,215	325,243	1,927,644
Shareholders' equity:
Treasury stock (nil and 544,202 ordinary shares as of December 31, 2019 and 2020, respectively)Treasury stock (nil and 544,202 ordinary shares as of December 31, 2019 and 2020, respectively)	(290,913)	(44,584)	(40,267)
Additional paid-in capital	3,565,667	546,462	2,181,323
Retained earnings	3,989,767	611,459	4,734,992
Accumulated other comprehensive income (loss)	(79,114)	(12,125)	97,049
Total Noah Holdings Limited shareholders' equity	7,185,511	1,101,228	7,013,467
Non-controlling interests	91,860	14,077	861,493
Total Shareholders' Equity	7,277,371	1,115,305	7,874,960
Total Liabilities and Equity	9,399,586	1,440,548	9,802,604
Class A
Shareholders' equity:
Ordinary shares	76	12	75
Total Shareholders' Equity	76		75
Class B
Shareholders' equity:
Ordinary shares	28	$ 4	28
Total Shareholders' Equity	¥ 28		¥ 28